FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.      Name and address of issuer:

        IPS Funds
        625 S. Gay Street
        Suite 620
        Knoxville, Tennessee  37902
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2.   X   The name of each series or class of securities for which this Form
   ---- is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):


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3.      Investment Company Act File Number:     811-8718

        Securities Act File Number:   33-83132

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4(a).  Last day of fiscal year for which this Form is filed:  November 30, 1997

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4(b).   ____    Check box if this Form is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).   ____    Check box if this is the last time the issuer will be filing this Form.

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5.      Calculation of registration fee:

   (i)     Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):              $  4,773,236.66
                                                                  ------------

  (ii)    Aggregate price of securities redeemed or
          repurchased during the fiscal year           $  197,314.78
                                                        --------------

(iii)   Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending
        no earlier than October 11, 1995 that were not
        previously used to reduce registration fees
        payable to the Commission:                     $    -0-
                                                        -------------

        (iv)    Total available redemption credits [add Items
                5(ii) and 5(iii):                            - $ 197,314.78
                                                                 ------------

        (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]           $  4,575,921.88
                                                                  ------------

        (vi)    Redemption credits available for use in future
                years --- if Item 5(i) is less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(I)]:            $       -0-
                                                         -------------

        (vii)   Multiplier for determining registration fee (See
                Instruction C.9):                                X     .000295
                                                                     ---------

        (viii)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due): = $ 1,349.90
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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
        deducted here:                                If there is a number
                      --------------------------------
        of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
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7.      Interest due --- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 + $
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8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:
                                                                  = $   0
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9.      Date the registration fee and any interest payment was went to the
        Commission's lockbox depository:

                Method of Delivery:
                                 x        Wire Transfer
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                                          Mail or other means
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Greg D'Amico
                           -------------------------------------------------
                                 Greg D'Amico
                           -------------------------------------------------

Date :   January 28, 1998
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